Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill
Goodwill	$ 715,379		$ 715,379
Goodwill impairment	$ 0	$ 0
Virtu Financial, LLC and subsidiaries
Goodwill
Goodwill			715,379	$ 715,379
Goodwill impairment			$ 0	$ 0	$ 0